AB Municipal Income Fund II

AB Massachusetts Portfolio

Portfolio of Investments

February 28, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 91.4%
Long-Term Municipal Bonds – 90.5%
Massachusetts – 77.7%
City of Quincy MA Series 2022-A 5.00%, 06/01/2047	$3,060	$3,451,309
City of Worcester MA AGM Series 2022 3.00%, 02/01/2046	2,600	1,978,664
Commonwealth of Massachusetts Series 2015-A 5.00%, 07/01/2035	10,000	10,353,000
Series 2018-A 5.00%, 01/01/2042	5,000	5,291,920
Series 2022-B 3.00%, 02/01/2045	4,965	3,877,994
AGC Series 2007-A 3.795% (LIBOR 3 Month + 0.57%), 05/01/2037(a)	3,000	2,935,186
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031	2,000	1,940,372
Martha’s Vineyard Land Bank BAM Series 2014 5.00%, 05/01/2031	1,000	1,034,152
Massachusetts Bay Transportation Authority Assessment Revenue Series 2022-A 4.00%, 07/01/2039	2,000	2,005,523
Massachusetts Development Finance Agency (Atrius Health Obligated Group) Series 2019-A 5.00%, 06/01/2039 (Pre-refunded/ETM)	1,400	1,591,198
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014-N 5.00%, 07/01/2044	7,000	7,030,750
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2018-J 5.00%, 07/01/2053	5,000	5,088,832
Series 2019 5.00%, 07/01/2026	1,000	1,049,132
Massachusetts Development Finance Agency (Boston Medical Center Corp Obligated Group) Series 2015-D 5.00%, 07/01/2044	3,755	3,785,892
Series 2023 5.25%, 07/01/2048	2,000	2,092,878
Massachusetts Development Finance Agency (Brandeis University) Series 2019-S 5.00%, 10/01/2035	1,795	1,953,910
5.00%, 10/01/2039	1,780	1,901,545

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Children’s Hospital Corp. Obligated Group (The)) Series 2014-P 5.00%, 10/01/2034 (Pre-refunded/ETM)	$1,055	$1,086,430
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2034	700	724,011
5.00%, 01/01/2035	735	757,400
5.00%, 01/01/2036	1,000	1,025,340
5.25%, 01/01/2042	1,000	1,017,994
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2031	2,000	2,066,145
5.00%, 10/01/2034	2,100	2,153,052
Massachusetts Development Finance Agency (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2046	1,000	888,333
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.) Series 2013-E 5.00%, 11/01/2038	5,000	5,030,512
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2030	350	337,885
4.00%, 07/01/2031	365	349,967
4.00%, 07/01/2040	2,000	1,719,713
4.00%, 07/01/2050	1,000	782,041
Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 07/01/2039	2,055	2,058,996
Massachusetts Development Finance Agency (Mass General Brigham Inc.) Series 2015-O 4.00%, 07/01/2045	5,855	5,438,919
Massachusetts Development Finance Agency (MCPHS University) Series 2013-F 4.00%, 07/01/2032	1,000	1,002,640
Massachusetts Development Finance Agency (Merrimack College) Series 2021-B 4.00%, 07/01/2050	1,825	1,492,013
Series 2022 5.00%, 07/01/2052	1,000	985,696
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2047(b)	2,000	1,925,974
Massachusetts Development Finance Agency (Northeastern University) Series 2022 5.00%, 10/01/2042	5,000	5,546,184

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2036	$700	$824,753
5.00%, 07/15/2040	2,400	2,775,174
Massachusetts Development Finance Agency (Salem Community Corp. Obligated Group) Series 2022 5.125%, 01/01/2040	1,020	923,152
Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2034	1,525	1,599,683
5.00%, 10/01/2035	2,455	2,558,323
Series 2020-M 4.00%, 10/01/2050	2,500	2,099,524
Massachusetts Development Finance Agency (South Shore Hospital, Inc. Obligated Group) Series 2016-I 4.00%, 07/01/2036	2,000	1,890,416
5.00%, 07/01/2041	2,500	2,524,460
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021-G 5.00%, 07/01/2050	1,500	1,516,550
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056	3,000	2,335,650
Series 2021-B 4.00%, 06/01/2050	1,000	807,894
Massachusetts Development Finance Agency (Suffolk University) Series 2017 5.00%, 07/01/2033	1,250	1,307,137
Series 2020-A 4.00%, 07/01/2045	1,400	1,233,875
Series 2021 4.00%, 07/01/2046	1,270	1,111,454
4.00%, 07/01/2051	1,000	850,541
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2017-T 5.00%, 07/01/2037	1,000	1,068,872
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	1,500	1,546,150
Massachusetts Development Finance Agency (Wellforce Obligated Group) Series 2019-A 5.00%, 07/01/2038	1,000	999,868
5.00%, 07/01/2044	3,000	2,852,271
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 06/01/2048	3,000	3,170,041

	Principal Amount (000)	U.S. $ Value

Massachusetts Port Authority Series 2019-A 5.00%, 07/01/2032	$4,685	$5,066,496
Series 2019-C 5.00%, 07/01/2049	1,000	1,026,020
Series 2021-E 5.00%, 07/01/2037	2,250	2,406,326
5.00%, 07/01/2051	1,000	1,030,793
Massachusetts Port Authority (Bosfuel Corp.) Series 2019-A 5.00%, 07/01/2033	2,000	2,142,788
Massachusetts School Building Authority Series 2013-A 5.00%, 05/15/2032 (Pre-refunded/ETM)	2,500	2,509,333
Series 2015-B 5.00%, 01/15/2030 (Pre-refunded/ETM)	3,770	3,886,626
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2009 5.715%, 08/15/2039	4,000	4,305,281
Massachusetts Water Resources Authority Series 2016-C 5.00%, 08/01/2033 (Pre-refunded/ETM)	5,500	5,878,854
Town of Weymouth MA Series 2021 2.00%, 09/15/2045	2,000	1,216,176
University of Massachusetts Building Authority Series 2014-1 5.00%, 11/01/2044 (Pre-refunded/ETM)	2,000	2,062,890
University of Massachusetts Building Authority (University of Massachusetts) Series 2017 5.00%, 11/01/2034	2,500	2,726,154
Series 2020 3.013%, 11/01/2043	2,000	1,484,782

		163,489,809

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(b)	395	432,322

Arizona – 0.3%
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	660	673,392

Connecticut – 0.5%
State of Connecticut Series 2015-F 5.00%, 11/15/2032	1,000	1,049,714

	Principal Amount (000)	U.S. $ Value

Florida – 1.5%
County of Miami-Dade FL Aviation Revenue Series 2014 5.00%, 10/01/2027	$3,000	$3,045,159
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056	100	72,780

		3,117,939

Guam – 3.0%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	535	418,690
Series 2023 5.25%, 10/01/2036(c)	100	98,610
5.375%, 10/01/2043(c)	200	194,489
Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2040	1,525	1,539,348
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	350	360,699
5.00%, 10/01/2040	1,420	1,446,961
Territory of Guam Series 2019 5.00%, 11/15/2031	210	218,371
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	2,255	2,004,877

		6,282,045

Illinois – 0.9%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	650	667,702
Illinois Finance Authority Series 2015 5.00%, 05/15/2037 (Pre-refunded/ETM)	1,050	1,091,306
Village of Bolingbrook IL Sales Tax Revenue (Village of Bolingbrook IL) Series 2005 6.25%, 01/01/2024	147	142,898

		1,901,906

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(b)	260	195,700

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	90	90,731

	Principal Amount (000)	U.S. $ Value

New Jersey – 0.6%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	$1,170	$1,231,224

North Carolina – 0.7%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	540	480,265
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	1,000	1,047,327

		1,527,592

Pennsylvania – 1.1%
City of Philadelphia PA Series 2017-A 5.00%, 08/01/2033	1,000	1,068,935
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	1,140	1,150,698

		2,219,633

Puerto Rico – 2.5%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	130	121,970
Zero Coupon, 07/01/2033	205	116,452
4.00%, 07/01/2033	100	89,386
5.25%, 07/01/2023	57	57,659
5.375%, 07/01/2025	200	202,933
5.625%, 07/01/2027	300	309,552
5.625%, 07/01/2029	200	208,348
5.75%, 07/01/2031	100	105,051
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	260	258,446
5.25%, 07/01/2036	230	231,387
5.25%, 07/01/2041	100	100,744
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(b)	610	618,177
5.00%, 07/01/2035(b)	500	497,691
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	240	241,268
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	295	272,875
Series 2022-B
Zero Coupon, 07/01/2032	220	137,225

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	$575	$583,969
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	238	176,220
Series 2019-A 4.329%, 07/01/2040	180	163,116
4.55%, 07/01/2040	22	20,490
5.00%, 07/01/2058	815	754,120

		5,267,079

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	310	290,627

Texas – 0.7%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	540	526,725
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2034	1,000	1,034,182

		1,560,907

Wisconsin – 0.5%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	1,000	1,013,233

Total Long-Term Municipal Bonds (cost $202,474,813)		190,343,853

Short-Term Municipal Notes – 0.9%
Massachusetts – 0.9%
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Series 2022 3.48%, 01/01/2039(d) (cost $2,000,000)	2,000	2,000,000

Total Municipal Obligations (cost $204,474,813)		192,343,853

U.S. TREASURY BILLS – 4.7%
United States – 4.7%
U.S. Treasury Bill Zero Coupon, 07/27/2023 (cost $9,812,059)	10,000	9,805,133

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.5%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.40%(e) (f) (g) (cost $5,274,783)	5,274,783	$5,274,783

Total Investments – 98.6% (cost $219,561,655)(h)		207,423,769
Other assets less liabilities – 1.4%		2,907,370

Net Assets – 100.0%		$210,331,139

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,325	01/15/2025	2.565%	CPI#	Maturity	$123,030	$—	$123,030
USD	663	01/15/2025	2.613%	CPI#	Maturity	60,321	—	60,321
USD	662	01/15/2025	2.585%	CPI#	Maturity	60,947	—	60,947
USD	510	01/15/2025	4.028%	CPI#	Maturity	17,364	—	17,364
USD	2,270	01/15/2026	CPI#	3.765%	Maturity	(71,612)	—	(71,612)
USD	2,060	01/15/2027	CPI#	3.466%	Maturity	(76,343)	(2,176)	(74,167)
USD	2,050	01/15/2027	CPI#	3.320%	Maturity	(94,046)	—	(94,046)
USD	1,660	01/15/2027	CPI#	3.323%	Maturity	(75,855)	—	(75,855)
USD	5,260	01/15/2028	1.230%	CPI#	Maturity	936,217	—	936,217
USD	3,970	01/15/2028	0.735%	CPI#	Maturity	845,500	—	845,500
USD	3,900	01/15/2029	CPI#	3.390%	Maturity	(98,873)	—	(98,873)
USD	2,420	01/15/2029	CPI#	3.735%	Maturity	6,842	—	6,842
USD	1,250	01/15/2029	CPI#	3.331%	Maturity	(37,632)	—	(37,632)
USD	870	01/15/2030	1.572%	CPI#	Maturity	147,865	—	147,865
USD	870	01/15/2030	1.587%	CPI#	Maturity	146,702	—	146,702
USD	1,300	01/15/2031	2.782%	CPI#	Maturity	89,511	—	89,511
USD	1,130	01/15/2031	2.680%	CPI#	Maturity	88,810	—	88,810
USD	1,000	01/15/2031	2.989%	CPI#	Maturity	48,871	—	48,871
USD	1,000	01/15/2032	CPI#	3.064%	Maturity	(36,242)	—	(36,242)
USD	950	04/15/2032	CPI#	2.909%	Maturity	(46,601)	—	(46,601)

						$2,034,776	$(2,176)	$2,036,952

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	10,700	01/15/2027	1 Day SOFR	3.540%	Annual	$(255,968)	$—	$(255,968)
USD	6,100	01/15/2027	1 Day SOFR	4.113%	Annual	(18,132)	—	(18,132)
USD	1,500	01/15/2027	1 Day SOFR	2.587%	Annual	(88,731)	—	(88,731)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	5,100	04/15/2032	3.101%	1 Day SOFR	Annual	$228,448	$—	$228,448
USD	4,500	04/15/2032	3.250%	1 Day SOFR	Annual	150,450	—	150,450
USD	2,750	04/15/2032	1.280%	1 Day SOFR	Annual	535,778	—	535,778
USD	1,350	04/15/2032	1.284%	1 Day SOFR	Annual	262,615	—	262,615

						$814,460	$—	$814,460

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	3,025	10/09/2029	1.125%	SIFMA*	Quarterly	$373,757	$—	$373,757

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2023.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2023, the aggregate market value of these securities amounted to $4,487,216 or 2.1% of net assets.

(c)	When-Issued or delayed delivery security.
(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of February 28, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,662,891 and gross unrealized depreciation of investments was $(13,575,608), resulting in net unrealized depreciation of $(8,912,717).

As of February 28, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.2% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CPI – Consumer Price Index

ETM – Escrowed to Maturity

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Massachusetts Portfolio

February 28, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$190,343,853	$—	$190,343,853
Short-Term Municipal Notes	—	2,000,000	—	2,000,000
U.S. Treasury Bills	—	9,805,133	—	9,805,133
Short-Term Investments	5,274,783	—	—	5,274,783

Total Investments in Securities	5,274,783	202,148,986	—	207,423,769
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	2,571,980	—	2,571,980
Centrally Cleared Interest Rate Swaps	—	1,177,291	—	1,177,291
Interest Rate Swaps	—	373,757	—	373,757
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(537,204)	—	(537,204)
Centrally Cleared Interest Rate Swaps	—	(362,831)	—	(362,831)

Total	$5,274,783	$205,371,979	$—	$210,646,762

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2023 is as follows:

Fund	Market Value 05/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,459	$68,287	$69,471	$5,275	$112